CONDENSED BALANCE SHEETS (Unaudited) (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current Assets:
Cash	$ 533,490	$ 532,206	$ 10,596
Security deposit	2,500	1,500	0
Prepaid Expense	96,586	1,200	862
Advance payment on related party lease, current	124,992	0
Total Current Assets	757,568	534,906	11,458
Advance payment on related party lease, net of current portion	72,925	0
Total Assets	830,493	534,906	11,458
Current Liabilities
Accounts payable and accrued liabilities	28,322	79,763	8,148
Accounts Payable - Related Party	2,428	10,920	1,000
Notes Payable	0	196,800	81,800
Accrued Interest	13,233	19,130	5,772
Total Current Liabilities	43,983	306,613	96,720
Notes Payable, Convertible, long term	875,000	450,000	0
Less discount	(142,909)	(172,476)	0
Notes Payable, Convertible, long term, net of discount	732,091	277,524	0
Total liabilities	776,074	584,137	96,720
Stockholders' Equity (Deficit)
Common stock	53,839	51,650	51,450
Unvested, issued common stock	(180,000)	0
Additional paid-in-capital	2,797,372	1,330,634	(26,450)
Deficit accumulated during the development stage	2,616,792	1,431,515	110,262
Total stockholders' equity (deficit)	54,419	(49,231)	(85,262)
Total liabilities and stockholders' equity (deficit)	$ 830,493	$ 534,906	$ 11,458